Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Research and development expenses	$ 755,699	$ 459,184
Marketing expenses	666,872
General and administrative expenses	2,092,645	919,694
Operating loss	(3,515,216)	(1,378,878)
Financing (income) expenses, net	5,333,498	(921,337)
Share in losses of affiliated company accounted for under equity method	2,965,801
Net loss	$ (11,814,515)	$ (457,541)
Basic and diluted net loss per share	$ (0.13)	$ (0.01)
Basic and diluted weighted average number of ordinary shares outstanding	92,024,188	70,869,924